As filed with the Securities and Exchange Commission on November 1, 2016

File No. 333-191940

File No. 811-22906

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

Under the SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 26	☒

and/or

REGISTRATION STATEMENT

Under the INVESTMENT COMPANY ACT OF 1940	☐

Amendment No. 31	☒

(Check appropriate box or boxes)

Virtus Alternative Solutions Trust

(Exact Name of Registrant as Specified in Charter)

Area Code and Telephone Number: (800) 243-1574

101 Munson Street

Greenfield, Massachusetts 01301

(Address of Principal Executive Offices)

Jennifer Fromm, Esq.

Senior Counsel

Virtus Investment Partners, Inc.

100 Pearl St.

Hartford, Connecticut 06103

(Name and Address of Agent for Service)

Copies of All Correspondence to:

David C. Mahaffey, Esq.

Sullivan & Worcester LLP

1666 K Street, N.W.

Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box):

☒ immediately upon filing pursuant to paragraph (b)

☐ on [date] pursuant to paragraph (b) of Rule 485

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on [date] or at such later date as the Commission shall order pursuant to paragraph (a)(2)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ on [date] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment consists of the following:

1.	Facing Sheet of the Registration Statement
2.	Supplement dated November 1, 2016 to the Virtus Alternative Solutions Trust prospectus dated February 29, 2016, which contains disclosure required to add Class R6 Shares to the Virtus Multi-Strategy Target Return Fund
3.	Supplement dated November 1, 2016 to the Virtus Alternative Solutions Trust Statement of Additional Information (“SAI”) dated February 29, 2016, which contains disclosure required to add Class R6 Shares to the Virtus Multi-Strategy Target Return Fund
4.	Part C
5.	Signature Page

This Post-Effective Amendment is being filed for the sole purpose of completing the registration of Class R6 Shares of the Virtus Multi-Strategy Target Return Fund by inserting disclosure into the prospectuses and SAI necessary and appropriate to add Class R6 Shares to this fund. But for the supplemental disclosure filed herewith, Parts A and B of Registrant’s Post-Effective Amendment No. 24 to its registration statement filed on February 26, 2016, and effective February 29, 2016, are incorporated by reference herein and this Post-Effective Amendment No. 26 is being filed for the sole purpose of completing the registration of Class R6 Shares of the Virtus Multi-Strategy Target Return Fund.

Virtus Multi-Strategy Target Return Fund

a series of Virtus Alternative Solutions Trust

Supplement dated November 1, 2016 to the Summary Prospectus dated February 29, 2016, as supplemented, and the Virtus Alternative Solutions Trust Statutory Prospectus
dated February 29, 2016, as supplemented

Important Notice to Investors

As of November 1, 2016, Virtus Multi-Strategy Target Return Fund is offering Class R6 Shares, in addition to the share classes already offered by the fund. Accordingly, the fund’s prospectuses are hereby amended to add the following disclosure.

The cover page of the statutory prospectus is hereby revised by replacing the row showing ticker symbols for the fund’s share classes with the row shown below:

	A	C	I	R6
Virtus Multi-Strategy Target Return Fund	VMSAX	VCMSX	VMSIX	VMSRX

The tables under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus are hereby revised to add the Class R6 column as shown below:

Shareholder Fees (fees paid directly from your investment)	Class R6
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management Fee	1.30%
Distribution and Shareholder Servicing (12b-1) Fees	None
Other Expenses	0.67	%(b)
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses(c)	1.98%
Less: Fee Waiver and/or Expense Reimbursement(d)	(0.57)%
Total Annual Fund Operating Expenses After Expense Reimbursement(c)(d)	1.41%
(b)	Estimated for current fiscal year, as annualized.
(c)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.
(d)	The fund’s investment adviser has contractually agreed to waive a portion of the management fee so that such fee does not exceed 1.25% through March 1, 2017. The fund’s investment adviser also has contractually agreed to limit the fund’s total operating expenses (excluding dividend and interest expenses, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) so that such expenses do not exceed 1.69% for Class A Shares, 2.44% for Class C Shares, 1.44% for Class I Shares and 1.40% for Class R6 Shares through March 1, 2017. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under the expense reimbursement arrangement for a period of three years following the fiscal year in which such reimbursement occurred.

The Example table is hereby revised to add the Class R6 row as shown below:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class R6	Sold or Held	$144	$566	$1,015	$2,260

In the first table in the section “More Information About Fund Expenses” on page 42 of the statutory prospectus, the row corresponding to the fund is hereby replaced with the following.

	Class A	Class C	Class I	Class R6	Through Date
Virtus Multi-Strategy Target Return Fund	1.69%	2.44%	1.44%	1.40%	March 1, 2017

In the second table in the section “More Information About Fund Expenses” on page 42 of the statutory prospectus, the row corresponding to the fund is hereby replaced with the following and the footnote reference also changed as shown below.

	Class A	Class C	Class I	Class R6
Virtus Multi-Strategy Target Return Fund	1.70%	2.45%	1.45%	1.41%

Under “What are the classes and how do they differ?” on page 83 of the statutory prospectus, the table in this section is hereby amended to read “None” in the column entitled “Class R6” for Virtus Multi-Strategy Target Return Fund.

The Class R6 Shares subheading under “What arrangement is best for you?” on page 84 of the statutory prospectus is hereby amended to read:

Class R6 Shares (Virtus Credit Opportunities Fund and Multi-Strategy Target Return Fund only).

Investors should retain this supplement with the

Prospectuses for future reference.

VAST 8034 MSTR AddR6Shares (11/16)

Virtus Multi-Strategy Target Return Fund,

a series of Virtus Alternative Solutions Trust

Supplement dated November 1, 2016 to the Statement of

Additional Information (“SAI”) dated February 29, 2016, as supplemented

Important Notice to Investors

As of November 1, 2016, Virtus Multi-Strategy Target Return Fund is offering Class R6 Shares, in addition to the share classes already offered by the fund. Accordingly, the SAI is hereby amended to add the following disclosures.

The cover page of the SAI is hereby revised by replacing the row showing ticker symbols for the fund’s share classes with the row shown below:

	A	C	I	R6
Virtus Multi-Strategy Target Return Fund	VMSAX	VCMSX	VMSIX	VMSRX

Under “Other Virtus Mutual Funds” on pages 11 and 12 of the fund’s SAI, the rows shown below are hereby revised to indicate that each of these funds offers Class R6 Shares:

Class/Shares
Trust	Fund	R6
Virtus Equity Trust	Quality Small-Cap Fund	X
Virtus Opportunities Trust	Bond Fund	X
	Global Real Estate Securities Fund	X
	High Yield Fund	X
	Multi-Sector Short Term Bond Fund	X
	Senior Floating Rate Fund	X

Under the heading “Investment Advisory Agreement and Expense Limitation Agreement” in the section “Investment Advisory and Other Services” on pages 74-76 of the fund’s SAI, the rows in the second table corresponding to the funds are hereby replaced with the following:

	Class A	Class C	Class I	Class R6	Through Date
Multi-Strategy Target Return Fund	1.69%	2.44%	1.44%	1.40%	March 1, 2017

Investors should retain this supplement with the SAI for future reference.

VAST 8034B SAI/MSTRAddR6 (11/16)

VIRTUS ALTERNATIVE SOLUTIONS TRUST

PART C — OTHER INFORMATION

Item 28. Exhibits

(a)	Agreement and Declaration of Trust.
1.	Amended and Restated Agreement and Declaration of Trust of the Registrant dated December 3, 2013, filed via EDGAR (as Exhibit a.1) with Pre-effective Amendment No. 3 (File No. 333-191940) to the Registration Statement on March 28, 2014, and incorporated herein by reference.

(b)	Bylaws.
1.	Amended and Restated By-Laws of the Registrant dated December 3, 2013, filed via EDGAR (as Exhibit b.1) with Pre-effective Amendment No. 3 (File No. 333-191940) to the Registration Statement on March 28, 2014, and incorporated herein by reference.

(c)	Reference is made to Articles III, V and VI of Registrant’s Agreement and Declaration of Trust and Articles II, VII and VIII of Registrant’s By-Laws. See Exhibits (a) and (b).

(d)	Investment Advisory Contracts.
1.	Investment Advisory Agreement between the Registrant and Virtus Alternative Investment Advisers, Inc. (“VAIA”) effective February 19, 2014, filed via EDGAR (as Exhibit d.1) with Pre-effective Amendment No. 3 (File No. 333-191940) to the Registration Statement on March 28, 2014, and incorporated herein by reference.

a)	First Amendment to the Investment Advisory Agreement between the Registrant and VAIA effective September 8, 2014, filed via EDGAR with Post-effective Amendment No. 4 (File No. 333-191940) to the Registration Statement on September 8, 2014, and incorporated herein by reference.

b)	Second Amendment to the Investment Advisory Agreement between the Registrant and VAIA effective April 29, 2015, filed via EDGAR (as Exhibit d.1.b) with Post-effective Amendment No. 18 (File No. 333-191940) to the Registration Statement on June 5, 2015, and incorporated herein by reference.

c)	Third Amendment to the Investment Advisory Agreement between the Registrant and VAIA effective June 4, 2015, filed via EDGAR (as Exhibit d.1.c) with Post-effective Amendment No. 18 (File No. 333-191940) to the Registration Statement on June 5, 2015, and incorporated herein by reference.

d)	Fourth Amendment to the Investment Advisory Agreement between the Registrant and VAIA effective September 8, 2015, filed via EDGAR (as Exhibit d.1.d) with Post-effective Amendment No. 22 (File No. 333-191940) to the Registration Statement on September 8, 2015, and incorporated herein by reference.

2.	Corrected Subadvisory Agreement between VAIA and Newfleet Asset Management, LLC (“Newfleet”) with respect to Virtus Strategic Income Fund filed via EDGAR (as Exhibit d.17) with Post-effective Amendment No. 22 (File No. 333-191940) to the Registration Statement on September 8, 2015, and incorporated herein by reference.

3.	Subadvisory Agreement between VAIA and Aviva Investors Americas LLC (“AIA”) with respect to Virtus Multi-Strategy Target Return Fund filed via EDGAR (as Exhibit d.18) with Post-effective Amendment No. 16 (File No. 333-191940) to the Registration Statement on May 29, 2015, and incorporated herein by reference.

4.	Corrected Subadvisory Agreement between VAIA and Newfleet with respect to Virtus Credit Opportunities Fund filed via EDGAR (as Exhibit d.19) with Post-effective Amendment No. 22 (File No. 333-191940) to the Registration Statement on September 8, 2015, and incorporated herein by reference.

5.	Subadvisory Agreement between VAIA and Duff & Phelps Investment Management Co. (“Duff & Phelps”) with respect to Virtus Select MLP and Energy Fund, filed via EDGAR (as Exhibit d.20) with Post-effective Amendment No. 22 (File No. 333-191940) to the Registration Statement on September 8, 2015, and incorporated herein by reference.

(e)	Underwriting Agreement
1.	Underwriting Agreement with VP Distributors, LLC (“VP Distributors”) dated February 19, 2014, filed via EDGAR (as Exhibit e.1) with Pre-effective Amendment No. 3 (File No. 333-191940) to the Registration Statement on March 28, 2014, and incorporated herein by reference.

2.	Form of Sales Agreement between VP Distributors and dealers, effective January, 2016, filed via EDGAR (as Exhibit e.2) with Post-effective Amendment No. 35 to the Registration Statement of Virtus Retirement Trust (“VRT”) (File No. 033-80057) on January 8, 2016, and incorporated herein by reference.

a)	*Amended Annex A to Form of Sales Agreement between VP Distributors and dealers effective November 2016 filed via EDGAR (as Exhibit e.2.a) herewith.

(f)	None.

(g)	Custodian Agreement
1.	Custody Agreement between Registrant and The Bank of New York Mellon dated March 21, 2014, filed via EDGAR (as Exhibit g.1) with Pre-effective Amendment No. 3 (File No. 333-191940) to the Registration Statement on March 28, 2014, and incorporated herein by reference.

a)	Amendment to Custody Agreement between the Registrant and The Bank of New York Mellon dated as of August 19, 2014, filed via EDGAR (as Exhibit g.1.a) with Post-effective Amendment No. 4 (File No. 333-191940) to the Registration Statement on September 8, 2014, and incorporated herein by reference.

b)	Amendment to Custody Agreement between the Registrant and The Bank of New York Mellon effective May 19, 2015, filed via EDGAR (as Exhibit g.1.b) with Post-effective Amendment No. 16 (File No. 333-191940) to the Registration Statement on May 29, 2015, and incorporated herein by reference.

c)	Amendment to Custody Agreement between the Registrant and The Bank of New York Mellon dated as of September 1, 2015, filed via EDGAR (as Exhibit g.1.c) with Post-effective Amendment No. 24 (File No. 333-191940) to the Registration Statement on February 26, 2016, and incorporated herein by reference.

2.	Foreign Custody Manager Agreement between Registrant and The Bank of New York Mellon filed via EDGAR (as Exhibit g.2) with Pre-effective Amendment No. 4 (File No. 333-191940) to the Registration Statement on April 4, 2014, and incorporated herein by reference.

a)	Amendment to Foreign Custody Manager Agreement between the Registrant and The Bank of New York Mellon dated as of August 19, 2014, filed via EDGAR (as Exhibit g.2.a) with Post-effective Amendment No. 4 (File No. 333-191940) to the Registration Statement on September 8, 2014, and incorporated herein by reference.

b)	Amendment to Foreign Custody Manager Agreement between the Registrant and The Bank of New York Mellon dated as of May 19, 2015, filed via EDGAR (as Exhibit g.2.b) with Post-effective Amendment No. 16 (File No. 333-191940) to the Registration Statement on May 29, 2015, and incorporated herein by reference.

c)	Amendment to Foreign Custody Manager Agreement between the Registrant and The Bank of New York Mellon dated as of September 1, 2015, filed via EDGAR (as Exhibit g.2.c) with Post-effective Amendment No. 24 (File No. 333-191940) to the Registration Statement on February 26, 2016, and incorporated herein by reference.

(h)	Other Material Contracts
1.	Transfer Agency and Service Agreement between Registrant and Virtus Fund Services, LLC (“Virtus Fund Services”) effective February 19, 2014, filed via EDGAR (as Exhibit h.1) with Pre-effective Amendment No. 3 (File No. 333-191940) to the Registration Statement on March 28, 2014, and incorporated herein by reference.

2.	Sub-Transfer Agency and Shareholder Services Agreement among Virtus Equity Trust (“VET”), Virtus Insight Trust (“VIT”), Virtus Opportunities Trust (“VOT”), VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), dated April 15, 2011, filed via EDGAR (as Exhibit h.6) with Post-effective Amendment No. 54 to the Registration Statement of VIT (File No. 033-64915) on April 27, 2012 and incorporated herein by reference.

a)	Adoption and Amendment Agreement among the Registrant, VET, VIT, VOT, Virtus Fund Services and BNY Mellon filed via EDGAR (as Exhibit h.2.b) with Pre-effective Amendment No. 4 (File No. 333-191940) to the Registration Statement on April 4, 2014, and incorporated herein by reference.

b)	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among the Registrant, VET, VIT, VOT, Virtus Fund Services and BNY Mellon effective August 19, 2014, filed via EDGAR (as Exhibit h.2.a) with Post-effective Amendment No. 4 (File No. 333-191940) to the Registration Statement on September 8, 2014, and incorporated herein by reference.

c)	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among the Registrant, VET, VIT, VOT, Virtus Fund Services and BNY Mellon effective November

12, 2014, filed via EDGAR (as Exhibit h.2.c) with Post-effective Amendment No. 9 (File No. 333-191940) to the Registration Statement on January 22, 2015, and incorporated herein by reference.

d)	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among the Registrant, VET, VIT, VOT, Virtus Fund Services and BNY Mellon effective May 28, 2015, filed via EDGAR (as Exhibit h.2.d) with Post-effective Amendment No. 18 (File No. 333-191940) to the Registration Statement on June 5, 2015, and incorporated herein by reference.

e)	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among the Registrant, VET, VIT, VOT, VRT, Virtus Fund Services and BNY Mellon dated as of December 10, 2015, filed via EDGAR (as Exhibit h.2.e) with Post-effective Amendment No. 35 to the Registration Statement of VRT (File No. 033-80057) on January 8, 2016, and incorporated herein by reference.

3.	Administration Agreement between the Registrant and Virtus Fund Services effective February 19, 2014, filed via EDGAR (as Exhibit h.3) with Pre-effective Amendment No. 3 (File No. 333-191940) to the Registration Statement on March 28, 2014, and incorporated herein by reference.

a)	First Amendment to Administration Agreement between the Registrant and Virtus Fund Services effective September 8, 2014, filed via EDGAR (as Exhibit h.3.a) with Post-effective Amendment No. 4 (File No. 333-191940) to the Registration Statement on September 8, 2014, and incorporated herein by reference.

b)	Second Amendment to Administration Agreement between the Registrant and Virtus Fund Services effective April 7, 2015, filed via EDGAR (as Exhibit h.3.b) with Post-effective Amendment No. 16 (File No. 333-191940) to the Registration Statement on May 29, 2015, and incorporated herein by reference.

c)	Third Amendment to Administration Agreement between the Registrant and Virtus Fund Services effective June 4, 2015, filed via EDGAR (as Exhibit h.3.c) with Post-effective Amendment No. 18 (File No. 333-191940) to the Registration Statement on June 5, 2015, and incorporated herein by reference.

d)	Fourth Amendment to Administration Agreement between the Registrant and Virtus Fund Services effective September 8, 2015, filed via EDGAR (as Exhibit h.3.d) with Post-effective Amendment No. 22 (File No. 333-191940) to the Registration Statement on September 8, 2015, and incorporated herein by reference.

4.	Sub-Administration and Accounting Services Agreement among VET, VIT, VOT, VRT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, dated January 1, 2010, filed via EDGAR (as Exhibit h.5) with Post-effective Amendment No. 50 to the Registration Statement of VIT (File No. 033-64915) on February 25, 2010 and incorporated herein by reference.

a)	First Amendment to Sub-Administration and Accounting Services Agreement among VET, VIT, VOT, VRT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, dated June 30, 2010, filed via EDGAR (as Exhibit h.13.) with Post-effective Amendment No. 52 to the Registration Statement of VIT (File No. 033-64915) on April 28, 2011, and incorporated herein by reference.

b)	Second Amendment to Sub-Administration and Accounting Services Agreement among VET, VIT, VOT, VRT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, dated September 14, 2010 filed via EDGAR (as Exhibit h.14.) with Post-effective Amendment No. 52 to the Registration Statement of VIT (File No. 033-64915) on April 28, 2011 and incorporated herein by reference.

c)	Third Amendment to Sub-Administration and Accounting Services Agreement among VET, VIT, VOT, VRT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, dated March 15, 2011 filed via EDGAR (as Exhibit h.15.) with Post-effective Amendment No. 52 to the Registration Statement of VIT (File No. 033-64915) on April 28, 2011 and incorporated herein by reference.

d)	Fourth Amendment to Sub-Administration and Accounting Services Agreement among VET, VIT, VOT, VRT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, dated August 28, 2012, filed via EDGAR (as Exhibit h.4.d) with Post-effective Amendment No. 56 to the Registration Statement of VIT (File No. 033-64915) on April 29, 2013 and incorporated herein by reference.

e)	Fifth Amendment to Sub-Administration and Accounting Services Agreement among VET,

VIT, VOT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, dated December 18, 2012, filed via EDGAR (as Exhibit h.4.e) with Post-effective Amendment No. 56 to the Registration Statement of VIT (File No. 033-64915) on April 29, 2013 and incorporated herein by reference.

f)	Sixth Amendment to Sub-Administration and Accounting Services Agreement among VET, VIT, VOT, Virtus Fund Services and BNY Mellon, dated June 10, 2013, filed via EDGAR (as Exhibit h.4.f) with Post-effective Amendment No. 64 to the Registration Statement of VOT (File No. 033-65137) on June 10, 2013, and incorporated herein by reference.

g)	Seventh Amendment to Sub-Administration and Accounting Services Agreement among VET, VIT, VOT, Virtus Fund Services and BNY Mellon, dated December 18, 2013, filed via EDGAR (as Exhibit h.4.g) with Post-effective Amendment No. 70 to the Registration Statement of VOT (File No. 033-65137) on January 27, 2014, and incorporated herein by reference.

h)	Joinder Agreement and Amendment to Sub-Administration and Accounting Services Agreement among the Registrant, VET, VIT, VOT, Virtus Variable Insurance Trust (“VVIT”), VATS, Virtus Fund Services and BNY Mellon dated February 24, 2014, filed via EDGAR (as Exhibit h.4.h) with Pre-effective Amendment No. 3 (File No. 333-191940) to the Registration Statement on March 28, 2014, and incorporated herein by reference.

i)	Joinder Agreement to Sub-Administration and Accounting Services Agreement among VET,VIT, VOT, VRT, VVIT, VAST, VATS, Virtus Fund Services and BNY Mellon dated December 10, 2015, filed via EDGAR (as Exhibit h.4.i) with Post-effective Amendment No. 35 to the Registration Statement of VRT (File No. 033-80057) on January 8, 2016, and incorporated herein by reference.

5.	*Fourth Amended and Restated Expense Limitation Agreement between Registrant and VAIA, effective March 11, 2016, filed via EDGAR (as Exhibit h.5) herewith.

6.	*Fee Waiver Agreement between Registrant and VAIA, effective March 11, 2016, filed via EDGAR (as Exhibit h.6) herewith.

7.	Form of Indemnification Agreement with each trustee of Registrant, effective as of December 5, 2013, filed via EDGAR (as Exhibit h.6) with Post-effective Amendment No. 7 (File No. 333-191940) to the Registration Statement on November 19, 2014, and incorporated herein by reference.

(i)	Legal Opinion

1.	Opinion of Counsel as to legality of the shares filed via EDGAR (as Exhibit i.1) with Post-effective Amendment No. 22 (File No. 333-191940) to the Registration Statement on September 8, 2015, and incorporated herein by reference.

2.	*Opinion of Counsel as to legality of shares dated October 25, 2016, filed via EDGAR (as Exhibit i.2) herewith.

3.	*Consent of Sullivan & Worcester LLP filed via EDGAR (as Exhibit i.3) herewith.

(j)	Other Opinions

1.	*Consent of Independent Registered Public Accounting Firm filed via EDGAR (as Exhibit j.1) herewith.

(k)	Not applicable.

(l)	Not applicable.

(m)	Rule 12b-1 Plans.

1.	Class A Shares Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) filed via EDGAR (as Exhibit m.1) with Pre-effective Amendment No. 3 (File No. 333-191940) to the Registration Statement on March 28, 2014, and incorporated herein by reference.

a)	Amendment No. 1 to Class A Shares Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act filed via EDGAR (as Exhibit m.1.a) with Post-effective Amendment No. 4 (File No. 333-191940) to the Registration Statement on September 8, 2014, and incorporated herein by reference.

b)	Amendment No. 2 to Class A Shares Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act filed via EDGAR (as Exhibit m.1.b) with Post-effective Amendment No. 16 (File No. 333-191940) to the Registration Statement on May 29, 2015, and incorporated herein by reference.

c)	Amendment No. 3 to Class A Shares Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act filed via EDGAR (as Exhibit m.1.c) with Post-effective Amendment No. 18 (File No. 333-191940) to the Registration Statement on June 5, 2015, and incorporated herein by reference.

d)	Amendment No. 4 to Class A Shares Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act filed via EDGAR (as Exhibit m.1.d) with Post-effective Amendment No. 22 (File No. 333-191940) to the Registration Statement on September 8, 2015, and incorporated herein by reference.

2.	Class C Shares Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act filed via EDGAR (as Exhibit m.2) with Pre-effective Amendment No. 3 (File No. 333- 191940) to the Registration Statement on March 28, 2014, and incorporated herein by reference.

a)	Amendment No. 1 to Class C Shares Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act filed via EDGAR (as Exhibit m.2.a) with Post-effective Amendment No. 4 (File No. 333-191940) to the Registration Statement on September 8, 2014, and incorporated herein by reference.

b)	Amendment No. 2 to Class C Shares Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act filed via EDGAR (as Exhibit m.2.b) with Post-effective Amendment No. 16 (File No. 333-191940) to the Registration Statement on May 29, 2015, and incorporated herein by reference.

c)	Amendment No. 3 to Class C Shares Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act filed via EDGAR (as Exhibit m.2.c) with Post-effective Amendment No. 18 (File No. 333-191940) to the Registration Statement on June 5, 2015, and incorporated herein by reference.

d)	Amendment No. 4 to Class C Shares Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act filed via EDGAR (as Exhibit m.2.d) with Post-effective Amendment No. 22 (File No. 333-191940) to the Registration Statement on September 8, 2015, and incorporated herein by reference.

(n)	Amended and Restated Plan Pursuant to Rule 18f-3 under the 1940 Act filed via EDGAR (as Exhibit n) with Post-effective Amendment No. 7 (File No. 333-191940) to the Registration Statement on November 19, 2014, and incorporated herein by reference.

1.	First Amendment to Amended and Restated Plan Pursuant to Rule 18f-3 under the 1940 Act filed via EDGAR (as Exhibit n.1) with Post-effective Amendment No. 16 (File No. 333-191940) to the Registration Statement on May 29, 2015, and incorporated herein by reference.

2.	Second Amendment to Amended and Restated Plan Pursuant to Rule 18f-3 under the 1940 Act filed via EDGAR (as Exhibit n.2) with Post-effective Amendment No. 18 (File No. 333-191940) to the Registration Statement on June 5, 2015, and incorporated herein by reference.

3.	Third Amendment to Amended and Restated Plan Pursuant to Rule 18f-3 under the 1940 Act filed via EDGAR (as Exhibit n.3) with Post-effective Amendment No. 22 (File No. 333-191940) to the Registration Statement on September 8, 2015, and incorporated herein by reference.

4.	Fourth Amendment to Amended and Restated Plan Pursuant to Rule 18f-3 under the 1940 Act to be filed by amendment.

(o)	Reserved

(p)	Code of Ethics

1.	Amended and Restated Code of Ethics of the Virtus Funds effective August 2016, filed via EDGAR (as Exhibit p.1) with Post-effective Amendment No. 88 to VOT’s Registration Statement (File No. 033-65137) on September 23, 2016, and incorporated herein by reference.

2.	Amended and Restated Code of Ethics of VAIA, VP Distributors, Newfleet, Duff & Phelps and other Virtus Affiliates effective August 2016, filed via EDGAR (as Exhibit p.2) with Post-effective Amendment No. 88 to VOT’s Registration Statement (File No. 033-65137) on September 23, 2016, and incorporated herein by reference.

3.	Code of Ethics of subadviser AIA dated March 28, 2014, filed via EDGAR (as Exhibit p.14) with Post-Effective Amendment No. 18 (File No. 333-191940) to the Registration Statement on June 5, 2015, and incorporated herein by reference.

(q)	Power of Attorney for all Trustees, dated February 10, 2014, filed via EDGAR with Pre-Effective Amendment No. 1 (File No. 333-191940) to the Registration Statement on February 10, 2014, and incorporated herein by reference.

*Filed Herewith

Item 29. Persons Controlled By or Under Common Control with the Fund

None.

Item 30. Indemnification

The indemnification of Registrant’s principal underwriter against certain losses is provided for in Section 18 of the Underwriting Agreement incorporated herein by reference to Exhibit e.1 of the Registrant’s Registration Statement filed on March 28, 2014. Indemnification of Registrant’s Custodian is provided for in section 9.9 of the Custody Agreement incorporated herein by reference to Exhibit g.1 of the Registration Statement filed on March 28, 2014. The indemnification of Registrant’s Transfer Agent is provided for, in Article 6 of the Transfer Agency and Service Agreement incorporated herein by reference to Exhibit h.1 of the Registration Statement filed on March 28, 2014. The Trust has entered into Indemnification Agreements with each trustee effective as of December 5, 2013, the form of which is incorporated by reference to Exhibit h.6 to Registration Statement filed on November 19, 2014, whereby the Registrant shall indemnify the trustee for expenses incurred in any proceeding in connection with the trustee’s service to the Registrant subject to certain limited exceptions.

In addition, Article VII sections 2 and 3 of the Registrant’s Agreement and Declaration of Trust incorporated herein by reference to Exhibit a.1 of the Registration Statement filed on March 28, 2014, provides in relevant part as follows:

“A Trustee, when acting in such capacity, shall not be personally liable to any Person, other than the Trust or a Shareholder to the extent provided in this Article VII, for any act, omission or obligation of the Trust, of such Trustee or of any other Trustee. The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, Manager or Principal Underwriter of the Trust. The Trust (i) may indemnify an agent of the Trust or any Person who is serving or has served at the Trust’s request as an agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise and (ii) shall indemnify each Person who is, or has been, a Trustee, officer or employee of the Trust and any Person who is serving or has served at the Trust’s request as a director, officer, trustee, or employee of another organization in which the Trust has any interest as a shareholder, creditor or otherwise, in the case of (i) and (ii), to the fullest extent consistent with the Investment Company Act of 1940, as amended, and in the manner provided in the By-Laws; provided that such indemnification shall not be available to any of the foregoing Persons in connection with a claim, suit or other proceeding by any such Person against the Trust or a Series (or Class) thereof.

All persons extending credit to, contracting with or having any claim against the Trust or the Trustees shall look only to the assets of the appropriate Series (or Class thereof if the Trustees have included a Class limitation on liability in the agreement with such person as provided below), or, if the Trustees have yet to establish Series, of the Trust for payment under such credit, contract or claim; and neither the Trustees nor the Shareholders, nor any of the Trust’s officers, employees or agents, whether past, present or future, shall be personally liable therefor.

Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever executed or done by or on behalf of the Trust or the Trustees by any of them in connection with the Trust shall conclusively be deemed to have been executed or done only in or with respect to his or their capacity as Trustee or Trustees, and such Trustee or Trustees shall not be personally liable thereon. …

… A Trustee shall be liable to the Trust and to any Shareholder solely for her or his own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and shall not be liable for errors of judgment or mistakes of fact or law. The Trustees may take advice of counsel or other experts with respect to the meaning and operation of this Declaration of Trust, and shall be under no liability for any act or omission in accordance with such advice nor for failing to follow such advice.”

In addition, Article III section 7 of such Agreement and Declaration of Trust provides for the indemnification of shareholders of the Registrant as follows: “If any Shareholder or former Shareholder shall be exposed to liability by reason of a claim or demand relating to such Person being or having been a Shareholder, and not because of such Person's acts or omissions, the Shareholder or former Shareholder (or such Person's heirs, executors, administrators, or other legal representatives or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled to be held harmless from and indemnified out of the assets of the Trust against all cost and expense reasonably incurred in connection with such claim or demand, but only out of the assets held with respect to the particular Series of Shares of which such Person is or was a Shareholder and from or in relation to which such liability arose. The Trust may, at its option and shall, upon request by the Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of the Trust and satisfy any judgment thereon from the assets held with respect to the particular series.”

Article VIII Section 2 of the Registrant’s Bylaws incorporated herein by reference to Exhibit b.1 of the Registrant’s Registration Statement filed on March 28, 2014, provides in relevant part, subject to certain exceptions and limitations, “every agent shall be indemnified by the Trust to the fullest extent permitted by law against all liabilities and against all expenses reasonably incurred or paid by him or her in connection with any proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been an agent.” Such indemnification would not apply in the case of any liability to which the Registrant would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person’s duties.

The Investment Advisory Agreement, Subadvisory Agreements, Foreign Custody Manager Agreement, Sub-Administration and Accounting Services Agreement and Sub-Transfer Agency and Shareholder Services Agreement, as amended, respectively provide that the Registrant will indemnify the other party (or parties, as the case may be) to the agreement for certain losses. Similar indemnities to those listed above may appear in other agreements to which the Registrant is a party.

The Registrant, in conjunction with VAIA, the Registrant’s Trustees, and other registered investment management companies managed by VAIA or its affiliates, maintains insurance on behalf of any person who is or was a Trustee, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of another trust or corporation, against any liability asserted against such person and incurred by him or arising out of his position. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which the Registrant itself is not permitted to indemnify him.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “Act”), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of Investment Adviser and Subadvisers

See “Management of the Funds” in the Prospectus and “Investment Advisory and Other Services” and “Management of the Trust” in the Statement of Additional Information which is included in this Post-Effective Amendment. For information as to the business, profession, vocation or employment of a substantial nature of directors and officers of the Adviser and Subadvisers, reference is made to the Adviser’s and Subadviser’s current Form ADV filed under the Investment Advisers Act of 1940, and incorporated herein by reference.

Adviser	SEC File No.:

VAIA	801-67924
AIA	801-76637
Duff & Phelps	801-14813
Newfleet	801-51559

Item 32. Principal Underwriter

(a)	VP Distributors, LLC serves as the principal underwriter for the following registrants: Virtus Alternative Solutions Trust, Virtus Equity Trust, Virtus Opportunities Trust, Virtus Retirement Trust and Virtus Variable Insurance Trust.

(b)	Directors and executive officers of VP Distributors, 100 Pearl Street, Hartford, CT 06103, are as follows:

Name and Principal Business Address	Positions and Offices with Distributor	Positions and Offices with Registrant

George R. Aylward	Executive Vice President	President and Trustee

Kevin J. Carr	Vice President, Counsel and Secretary	Assistant Secretary

Nancy J. Engberg	Vice President and Assistant Secretary	Vice President and Chief Compliance Officer

David Hanley	Vice President and Treasurer	None

Barry Mandinach	President	None

David C. Martin	Vice President and Chief Compliance Officer	None

Francis G. Waltman	Executive Vice President	Executive Vice President

(c)	Not applicable.

Item 33. Location of Accounts and Records

Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder include:

Secretary of the Trust:	Principal Underwriter:
Jennifer Fromm, Esq. 100 Pearl Street Hartford, CT 06103	VP Distributors, LLC. 100 Pearl Street Hartford, CT 06103

Administrator and Transfer Agent:	Custodian:
Virtus Fund Services, LLC 100 Pearl Street Hartford, CT 06103	The Bank of New York Mellon One Wall Street New York, NY 10286

Fund Accountant, Sub-Administrator, Sub-Transfer Agent and Dividend Dispersing Agent:	Investment Adviser:
BNY Mellon Investment Servicing (US) Inc. 301 Bellevue Parkway Wilmington, DE 19809	Virtus Alternative Investment Advisers, Inc. 100 Pearl Street Hartford, CT 06103

Subadviser to Strategic Income Fund and Credit Opportunities Fund:	Subadviser to Select MLP and Energy Fund:
Newfleet Asset Management, LLC 100 Pearl Street Hartford, CT 06103	Duff & Phelps Investment Management Co. 200 South Wacker Drive, Suite 500 Chicago, IL 60606

Subadviser to Multi-Strategy Target Return Fund:	Participating Affiliate of Subadviser to Multi-Strategy Target Return Fund:
Aviva Investors Americas LLC 225 West Wacker Drive Suite 1750 Chicago, IL 60606	Aviva Investors Global Services Limited No. 1 Poultry London, England EC2R 8EJ

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.

PART C – OTHER INFORMATION

Exhibit List

e.2.a	Amended Annex A to Form of Sales Agreement between VP Distributors and dealers
h.5	Fourth Amended and Restated Expense Limitation
h.6	Fee Waiver Agreement
i.2	Opinion of Counsel as to legality of shares dated October 25, 2016
i.3	Consent of Sullivan & Worcester LLP
j.1	Consent of Independent Registered Public Accounting

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford and the State of Connecticut on the 1st day of November, 2016.

VIRTUS ALTERNATIVE SOLUTIONS TRUST

By:	/s/ George R. Aylward
George R. Aylward
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities indicated on the 1st day of November, 2016.

Signature	Title

/s/ George R. Aylward
George R. Aylward	Trustee and President (principal executive officer)

/s/ W. Patrick Bradley
W. Patrick Bradley	Chief Financial Officer and Treasurer (principal financial and accounting officer)

/s/ Thomas J. Brown
Thomas J. Brown*	Trustee

/s/ Donald C. Burke
Donald C. Burke*	Trustee

/s/ Roger A. Gelfenbien
Roger A. Gelfenbien*	Trustee

/s/ John R. Mallin
John R. Mallin*	Trustee

/s/ Hassell H. McClellan
Hassell H. McClellan*	Trustee

/s/ Philip R. McLoughlin
Philip R. McLoughlin*	Trustee and Chairman

/s/ Geraldine M. McNamara
Geraldine M. McNamara*	Trustee

/s/ James M. Oates
James M. Oates*	Trustee

/s/ Richard E. Segerson
Richard E. Segerson*	Trustee

/s/ Ferdinand L.J. Verdonck
Ferdinand L.J. Verdonck*	Trustee

*By:	/s/ George R. Aylward
*George R. Aylward, Attorney-in-Fact, pursuant to a power of attorney

VATS Offshore Fund, Ltd. has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford and the State of Connecticut on the 1st day of November, 2016.

VATS OFFSHORE FUND, LTD.

By:	/s/ George R. Aylward
George R. Aylward
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities indicated on the 1st day of November, 2016.

Signature	Title

/s/ George R. Aylward
George R. Aylward	President (principal executive officer)

/s/ Francis G. Waltman
Francis G. Waltman	Sole Director

/s/ W. Patrick Bradley
W. Patrick Bradley	Chief Financial Officer and Treasurer (principal financial and accounting officer)